AB All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 83.5%
Real Estate – 42.8%
Diversified REITs – 3.2%
British Land Co. PLC (The)	353,434	$2,113,404
Broadstone Net Lease, Inc.	115,007	2,462,300
CapitaLand Integrated Commercial Trust(a)	1,752,052	3,400,269
Charter Hall Group	69,552	1,137,291
Essential Properties Realty Trust, Inc.	161,870	5,064,912
GPT Group (The)	518,690	1,868,260
Merlin Properties Socimi SA	140,910	2,449,033
Mirvac Group	2,041,850	2,560,829
Sekisui House Reit, Inc.	1,625	772,852
Stockland	1,021,840	3,058,745

		24,887,895

Health Care REITs – 6.2%
Aedifica SA(b)	21,592	1,746,021
Alexandria Real Estate Equities, Inc.	26,680	1,372,686
American Healthcare REIT, Inc.	125,020	6,951,112
Janus Living, Inc. - Class A	34,505	1,042,396
National Healthcare Properties, Inc.	290,102	4,435,660
Primary Health Properties PLC	346,918	442,156
Ventas, Inc.	63,434	5,931,713
Welltower, Inc.	113,303	26,562,755

		48,484,499

Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	32,105	4,290,833
Xenia Hotels & Resorts, Inc.	124,820	2,568,796

		6,859,629

Industrial REITs – 6.5%
Americold Realty Trust, Inc.	72,466	1,021,046
CapitaLand Ascendas REIT(a)	1,122,800	2,248,942
Dream Industrial Real Estate Investment Trust	78,404	804,818
Goodman Group	312,713	6,510,346
Industrial & Infrastructure Fund Investment Corp.(b)	1,564	1,383,850
Japan Logistics Fund, Inc.(b)	2,369	1,469,019
Nippon Prologis REIT, Inc.	1,993	1,132,634
Prologis, Inc.	175,696	25,407,398
Segro PLC	274,050	3,579,835
STAG Industrial, Inc.	90,809	3,474,352
Tritax Big Box REIT PLC	947,886	2,179,302
Warehouses De Pauw CVA	55,139	1,419,000

		50,630,542

Office REITs – 1.9%
COPT Defense Properties	147,750	5,608,590
Cousins Properties, Inc.	62,560	1,973,768
Daiwa Office Investment Corp.	1,698	3,631,472
Great Portland Estates PLC	230,780	1,089,391
Nippon Building Fund, Inc.	2,788	2,351,695

		14,654,916

Real Estate Management & Development – 6.3%
Azrieli Group Ltd.	12,860	1,697,671
CapitaLand Investment Ltd./Singapore(b)	471,700	977,526
Castellum AB(a)(b)	162,240	2,277,087
City Developments Ltd.	270,300	1,653,136
International Workplace Group PLC	252,868	674,398
LAMDA Development SA(a)	86,421	632,248
LEG Immobilien SE	15,910	955,212
Lumo Kodit Oyj	46,970	426,693
Mitsubishi Estate Co., Ltd.	190,500	4,624,801
Mitsui Fudosan Co., Ltd.	496,600	4,837,584
Pandox AB	89,326	1,661,074
PSP Swiss Property AG (REG)	7,622	1,375,130

Company	Shares	U.S. $ Value
Sagax AB - Class B(b)	65,260	1,147,167
Shurgard Self Storage Ltd.	23,370	682,836
Sino Land Co., Ltd. - Class H	1,636,000	$2,228,299
Sumitomo Realty & Development Co., Ltd.	172,700	3,870,954
Sun Hung Kai Properties Ltd. - Class H	299,500	4,700,608
Swire Properties Ltd. - Class H	503,200	1,532,531
Swiss Prime Site AG (REG)(a)	22,420	3,656,704
TAG Immobilien AG	73,230	1,170,169
Unibail-Rodamco-Westfield	34,648	4,221,458
UOL Group Ltd.	148,100	1,142,788
Vonovia SE	110,294	2,675,803

		48,821,877

Residential REITs – 4.0%
Advance Residence Investment Corp.(b)	731	678,246
Centerspace	68,530	3,758,185
Equity Residential	121,242	8,056,531
Independence Realty Trust, Inc.	356,300	5,925,269
Invitation Homes, Inc.	211,911	6,297,995
Killam Apartment Real Estate Investment Trust	130,920	1,736,136
UMH Properties, Inc.	293,153	4,429,542

		30,881,904

Retail REITs – 6.0%
Acadia Realty Trust	235,030	5,281,124
Brixmor Property Group, Inc.	213,850	6,738,413
Eurocommercial Properties NV	14,850	480,356
Fukuoka REIT Corp.	588	659,974
Hammerson PLC	260,010	1,345,561
Japan Metropolitan Fund Invest	1,956	1,444,832
Klepierre SA	37,440	1,700,563
Link REIT - Class H	378,860	1,888,425
NETSTREIT Corp.(b)	188,539	4,044,162
Realty Income Corp.	82,633	5,277,770
Scentre Group	1,643,309	4,511,730
Simon Property Group, Inc.	59,917	13,743,162

		47,116,072

Specialized REITs – 7.8%
American Tower Corp.	9,220	1,598,379
Blackstone Digital Infrastructure Trust, Inc.(a)	75,811	1,577,627
CubeSmart	115,200	4,776,192
Digital Realty Trust, Inc.	67,489	12,723,026
Equinix, Inc.	14,994	15,283,085
Extra Space Storage, Inc.	73,727	10,914,545
Iron Mountain, Inc.	48,279	5,905,487
Safestore Holdings PLC	54,430	454,049
VICI Properties, Inc.	303,143	7,987,818

		61,220,208

		333,557,542

Energy – 8.5%
Energy Equipment & Services – 0.6%
Halliburton Co.	41,620	1,342,245
Saipem SpA(b)	362,392	1,758,125
Vallourec SACA	54,725	1,319,479

		4,419,849

Oil, Gas & Consumable Fuels – 7.9%
Cameco Corp.	15,767	1,361,209
Chevron Corp.	42,443	8,354,056
ConocoPhillips	47,174	5,683,523
Denison Mines Corp.(a)	237,984	670,569
Devon Energy Corp.	21,396	965,601
EOG Resources, Inc.	6,900	1,025,961
Equinor ASA	14,769	606,281
ExxonMobil Holdings Corp.	75,240	11,695,305
Galp Energia SGPS SA	87,511	1,987,428
Gazprom PJSC(a)(c)(d)(e)	818,956	-0-
Imperial Oil Ltd.(b)	11,267	1,460,768
Inpex Corp.	15,300	352,645

Company	Shares	U.S. $ Value

LUKOIL PJSC(a)(c)(d)(e)	20,541	$-0-
NexGen Energy Ltd.(a)(b)	84,878	776,214
Phillips 66	7,419	1,570,454
Repsol SA(b)	116,585	3,558,294
Santos Ltd.	345,723	1,920,059
Shell PLC	237,351	10,863,957
Suncor Energy, Inc.	16,234	1,090,180
TotalEnergies SE	64,059	5,647,471
Uranium Energy Corp.(a)	18,251	175,209
Var Energi ASA	369,569	1,856,717

		61,621,901

		66,041,750

Materials – 7.1%
Chemicals – 1.6%
Air Liquide SA	2,033	400,518
Air Products & Chemicals, Inc.	3,575	1,054,232
Albemarle Corp.	6,557	771,365
CF Industries Holdings, Inc.	9,300	1,164,267
Corteva, Inc.	11,432	899,813
Ganfeng Lithium Group Co., Ltd. - Class A	36,200	266,557
Linde PLC	3,907	1,869,031
Mitsubishi Chemical Group Corp.	201,300	1,481,337
Nippon Sanso Holdings Corp.(b)	9,700	348,708
Nutrien Ltd.	15,917	1,099,387
Sociedad Quimica y Minera de Chile SA (Preference Shares)	5,223	352,226
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	7,420	497,585
SOL SpA	7,693	504,770
Tianqi Lithium Corp. - Class A(a)	52,000	349,694
Toray Industries, Inc.(b)	99,800	716,889
Umicore SA	31,792	793,524

		12,569,903

Construction Materials – 0.2%
Eagle Materials, Inc.	7,140	1,463,272

Containers & Packaging – 0.0%
Smurfit Westrock PLC	10,123	465,354

Metals & Mining – 5.3%
Agnico Eagle Mines Ltd.	19,280	2,799,062
Anglo American PLC	82,592	4,180,931
APERAM SA	18,400	971,940
Artemis Gold, Inc.(a)	50,923	1,221,992
Barrick Mining Corp.	38,470	1,413,003
BHP Group Ltd.	8,909	375,519
China Hongqiao Group Ltd. - Class H	156,000	490,879
CMOC Group Ltd. - Class A	247,900	716,182
Eldorado Gold Corp.	36,590	1,104,652
Endeavour Mining PLC	45,090	2,151,037
First Quantum Minerals Ltd.(a)	32,200	892,601
Freeport-McMoRan, Inc.	35,643	2,232,321
Glencore PLC(a)	616,079	4,537,637
Hudbay Minerals, Inc.	39,872	904,753
JFE Holdings, Inc.(b)	130,000	1,474,996
Lundin Mining Corp.	46,908	1,161,449
Lynas Rare Earths Ltd.(a)(b)	32,291	316,929
MMC Norilsk Nickel PJSC (ADR)(a)(d)(e)	66,074	-0-
Newmont Corp.	32,901	3,083,153
Norsk Hydro ASA	173,078	1,596,476
PLS Group Ltd.(a)(b)	98,087	285,004
Rio Tinto PLC	60,825	5,910,342
Vale SA (Sponsored ADR)	55,980	843,059
Valterra Platinum Ltd.	5,217	394,989
voestalpine AG	38,039	1,981,459

		41,040,365

		55,538,894

Company	Shares	U.S. $ Value

Information Technology – 7.0%
Communications Equipment – 0.0%
F5, Inc.(a)	973	$391,701

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	11,385	1,829,569
Jabil, Inc.	4,556	1,435,368
Keysight Technologies, Inc.(a)	321	102,425
Kyocera Corp.	16,400	374,031
Samsung SDI Co., Ltd.(a)	896	244,323
TDK Corp.	17,600	338,421

		4,324,137

IT Services – 0.2%
VeriSign, Inc.	5,362	1,555,087

Semiconductors & Semiconductor Equipment – 3.7%
Advanced Micro Devices, Inc.(a)	326	155,225
Applied Materials, Inc.	2,616	1,328,065
ASM International NV	1,125	1,041,917
ASML Holding NV	1,508	2,485,101
BE Semiconductor Industries NV	1,096	251,333
Broadcom, Inc.	4,476	1,742,417
Credo Technology Group Holding Ltd.(a)	4,033	834,791
Enphase Energy, Inc.(a)	9,674	363,162
First Solar, Inc.(a)	4,639	978,968
GCL Technology Holdings Ltd. - Class H(a)(b)	838,000	65,184
Jinko Solar Co., Ltd. - Class A(a)	379,770	243,806
Kioxia Holdings Corp.(a)	200	55,747
KLA Corp.	8,844	1,616,860
Lam Research Corp.	5,340	1,564,727
LONGi Green Energy Technology Co., Ltd. - Class A(a)	110,500	212,584
Micron Technology, Inc.	3,621	2,980,192
NAURA Technology Group Co., Ltd. - Class A	4,840	491,710
NVIDIA Corp.	55,329	11,107,297
NXP Semiconductors NV	712	163,162
QUALCOMM, Inc.	3,473	512,650
Xinyi Solar Holdings Ltd. - Class H(b)	1,490,000	418,266

		28,613,164

Software – 1.4%
AppLovin Corp. - Class A(a)	1,048	414,903
Fortinet, Inc.(a)	9,891	1,601,848
HubSpot, Inc.(a)	5,009	1,188,936
Microsoft Corp.	10,669	4,958,098
Oracle Corp.	5,152	669,090
Palantir Technologies, Inc. - Class A(a)	11,145	1,371,504
Zoom Communications, Inc.(a)	3,618	347,581

		10,551,960

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	26,234	8,103,945
NetApp, Inc.	4,901	874,828

		8,978,773

		54,414,822

Industrials – 4.4%
Aerospace & Defense – 0.3%
Howmet Aerospace, Inc.	5,919	1,670,697
Rolls-Royce Holdings PLC	42,508	848,020

		2,518,717

Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	8,318	1,396,509

Building Products – 0.4%
Johnson Controls International PLC	7,159	1,049,939
Masco Corp.	4,293	306,864
Owens Corning	9,714	1,349,274

		2,706,077

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.1%
Dai Nippon Printing Co., Ltd.	27,900	$505,889

Construction & Engineering – 0.8%
Arcosa, Inc.	7,516	1,091,323
Cadeler A/S(a)	72,156	411,142
Comfort Systems USA, Inc.	881	1,523,857
EMCOR Group, Inc.	1,940	1,547,014
Quanta Services, Inc.	1,477	985,691
Taisei Corp.	9,900	801,924

		6,360,951

Electrical Equipment – 1.9%
ABB Ltd. (REG)	6,404	631,812
Bloom Energy Corp. - Class A(a)	2,753	566,595
BWX Technologies, Inc.	6,495	1,095,707
Contemporary Amperex Technology Co., Ltd. - Class A	12,000	703,496
Eaton Corp. PLC	2,431	1,009,351
Ecopro BM Co., Ltd.	1,294	92,433
Eve Energy Co., Ltd. - Class A	42,300	340,149
GE Vernova, Inc.	1,271	1,258,659
Hubbell, Inc.	1,991	940,847
LG Energy Solution Ltd.(a)	313	70,810
NARI Technology Co., Ltd. - Class A	167,862	605,053
Nextpower, Inc. - Class A(a)	7,620	684,809
Nordex SE(a)	14,193	634,138
nVent Electric PLC	7,179	1,104,346
Prysmian SpA	13,051	1,800,949
Schneider Electric SE	1,641	551,352
Siemens Energy AG	3,405	581,720
Sungrow Power Supply Co., Ltd. - Class A	29,080	447,199
Sunrun, Inc.(a)	81,152	796,101
Sunwoda Electronic Co., Ltd. - Class A	140,038	395,279
Vestas Wind Systems A/S	18,872	507,986

		14,818,791

Industrial Conglomerates – 0.1%
Hitachi Ltd.	13,000	426,017
Siemens AG (REG)	1,546	506,541

		932,558

Machinery – 0.4%
Kubota Corp.	86,500	1,467,514
Rational AG	937	729,508
VAT Group AG(f)	1,454	1,088,287
Yangzijiang Shipbuilding Holdings Ltd.	19,200	58,608

		3,343,917

Passenger Airlines – 0.2%
United Airlines Holdings, Inc.(a)	11,803	1,432,058

		34,015,467

Financials – 4.0%
Banks – 1.7%
AIB Group PLC	125,274	1,489,961
Banco Bilbao Vizcaya Argentaria SA	33,196	930,546
Bank of Nova Scotia (The)	18,270	1,602,641
BNP Paribas SA	14,128	1,795,225
Citigroup, Inc.	13,382	1,772,446
Danske Bank A/S	6,663	383,453
JPMorgan Chase & Co.	491	172,729
Lloyds Banking Group PLC	799,297	1,235,406
NatWest Group PLC	44,208	416,998
Sumitomo Mitsui Trust Group, Inc.	144,000	1,480,706
Wells Fargo & Co.	18,048	1,560,250

		12,840,361

Capital Markets – 0.9%
Ameriprise Financial, Inc.	2,930	1,599,311
Cboe Global Markets, Inc.	5,431	1,684,859

Company	Shares	U.S. $ Value

Daiwa Securities Group, Inc.	121,700	$1,361,414
Macquarie Group Ltd.	8,842	1,569,620
Singapore Exchange Ltd.	38,400	732,065

		6,947,269

Financial Services – 0.6%
Banca Mediolanum SpA	55,799	1,495,131
HA Sustainable Infrastructure Capital, Inc.	27,995	1,060,171
Mastercard, Inc. - Class A	4,069	2,331,944

		4,887,246

Insurance – 0.7%
Ageas SA/NV	17,876	1,479,366
AXA SA	16,871	874,417
Great-West Lifeco, Inc.	22,726	1,506,691
QBE Insurance Group Ltd.	83,328	1,445,304

		5,305,778

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
Annaly Capital Management, Inc.	40,842	927,930

		30,908,584

Utilities – 2.9%
Electric Utilities – 1.4%
Alliant Energy Corp.	11,955	846,175
CEZ AS	10,448	673,070
Constellation Energy Corp.	3,455	907,801
Edison International	19,495	1,430,348
EDP SA	78,704	405,271
Endesa SA(b)	13,876	675,691
Enel SpA	51,346	579,871
Equatorial SA	24,400	186,087
Fortum Oyj	16,014	364,058
Iberdrola SA	18,796	446,472
NextEra Energy, Inc.	11,301	982,283
Origin Energy Ltd.	203,563	1,535,765
PG&E Corp.	76,966	1,337,669
SSE PLC	9,512	300,517
Terna - Rete Elettrica Nazionale	32,423	371,701

		11,042,779

Gas Utilities – 0.2%
Naturgy Energy Group SA	44,346	1,479,376

Independent Power and Renewable Electricity Producers – 0.9%
CGN Power Co., Ltd. - Class H(f)	1,000,000	368,745
China Longyuan Power Group Corp., Ltd. - Class H	213,000	156,717
China Resources Power Holdings Co., Ltd. - Class H(b)	130,000	320,279
China Yangtze Power Co., Ltd. - Class A	146,500	631,590
Clearway Energy, Inc. - Class C	29,325	930,482
EDP Renewables SA(b)	20,085	311,658
ERG SpA	19,939	506,148
Meridian Energy Ltd.(b)	54,070	181,312
Northland Power, Inc.	71,154	1,107,522
Orsted AS(a)	21,296	474,802
ReNew Energy Global PLC - Class A(a)	61,356	381,634
RWE AG	8,500	559,155
Vistra Corp.	7,439	1,102,385

		7,032,429

Multi-Utilities – 0.4%
Engie SA	11,664	363,580
National Grid PLC	22,516	360,388
Public Service Enterprise Group, Inc.	33,374	2,559,118

		3,283,086

		22,837,670

Health Care – 2.3%
Biotechnology – 0.4%
AbbVie, Inc.	565	141,781

Company	Shares	U.S. $ Value

Amgen, Inc.	1,098	$422,906
Incyte Corp.(a)	5,873	701,941
Natera, Inc.(a)	2,588	692,963
Neurocrine Biosciences, Inc.(a)	3,915	653,022
United Therapeutics Corp.(a)	1,212	627,464

		3,240,077

Health Care Equipment & Supplies – 0.3%
Dexcom, Inc.(a)	13,735	1,146,186
Insulet Corp.(a)	6,863	1,134,797

		2,280,983

Health Care Providers & Services – 1.1%
Cencora, Inc.	2,349	731,338
Centene Corp.(a)	21,876	1,361,125
Chartwell Retirement Residences	272,801	4,396,030
Sonida Senior Living, Inc.(a)	45,565	1,839,003

		8,327,496

Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co.	9,273	605,619
Eli Lilly & Co.	2,621	3,011,110

		3,616,729

		17,465,285

Consumer Discretionary – 2.2%
Automobile Components – 0.1%
Aptiv PLC(a)	13,541	764,660

Automobiles – 0.8%
BYD Co., Ltd. - Class A	21,900	310,729
BYD Co., Ltd. - Class H	20,600	246,270
Ford Motor Co.	25,538	374,898
Geely Automobile Holdings Ltd. - Class H	265,000	669,055
Li Auto, Inc. - Class H(a)(b)	18,400	125,316
NIO, Inc. (ADR)(a)	83,780	408,846
Nissan Motor Co., Ltd.(a)	762,200	1,609,214
Rivian Automotive, Inc. - Class A(a)	22,248	338,615
Seres Group Co., Ltd. - Class A	10,400	96,026
Tesla, Inc.(a)	5,927	1,844,542
Zhejiang Leapmotor Technology Co., Ltd. - Class H(a)(b)(f)	44,000	224,622

		6,248,133

Broadline Retail – 0.4%
Amazon.com, Inc.(a)	11,113	3,018,068

Hotels, Restaurants & Leisure – 0.2%
Expedia Group, Inc.	4,782	1,409,447

Household Durables – 0.0%
Desarrolladora Homex SAB de CV(a)(d)	1,590	-0-
Panasonic Holdings Corp.	12,800	338,464

		338,464

Specialty Retail – 0.3%
Ross Stores, Inc.	3,296	827,527
TJX Cos., Inc. (The)	11,366	1,788,326

		2,615,853

Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.(a)	13,423	1,300,420
Tapestry, Inc.	10,831	1,650,320

		2,950,740

		17,345,365

Communication Services – 1.5%
Entertainment – 0.2%
Walt Disney Co. (The)	16,606	1,597,331

Interactive Media & Services – 1.1%
Alphabet, Inc. - Class A	10,477	3,731,174
Alphabet, Inc. - Class C	11,276	4,021,586

Company	Shares	U.S. $ Value

Meta Platforms, Inc. - Class A	1,762	$980,923

		8,733,683

Media – 0.2%
Fox Corp. - Class B	28,718	1,491,613

		11,822,627

Consumer Staples – 0.8%
Beverages – 0.2%
Heineken Holding NV	18,256	1,535,804

Food Products – 0.1%
Archer-Daniels-Midland Co.	11,040	875,141
WH Group Ltd. - Class H	147,500	158,705

		1,033,846

Household Products – 0.1%
Colgate-Palmolive Co.	6,807	621,479

Tobacco – 0.4%
Altria Group, Inc.	22,733	1,553,346
Imperial Brands PLC	31,460	1,193,934

		2,747,280

		5,938,409

Total Common Stocks (cost $512,560,542)		649,886,415

INVESTMENT COMPANIES – 1.6%
Funds and Investment Trusts – 1.6%(g)
iShares Global Energy ETF	106,200	5,918,526
iShares MSCI Global Metals & Mining Producers ETF	82,120	4,857,398
VanEck Gold Miners ETF/USA	22,010	1,630,941

Total Investment Companies (cost $11,022,785)		12,406,865

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(d)(e) (cost $1,347)	1,321	3,335

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(d)(e) (cost $0)	421	-0-

SHORT-TERM INVESTMENTS – 10.9%
Investment Companies – 10.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(g)(h)(i) (cost $84,927,785)	84,927,785	84,927,785

Total Investments Before Security Lending Collateral for Securities Loaned - 96.0% (cost $608,512,459)		747,224,400

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(g)(h)(i) (cost $6,300,728)	6,300,728	6,300,728

Total Investments – 96.8% (cost $614,813,187)(j)		753,525,128
Other assets less liabilities – 3.2%		25,190,284

Net Assets – 100.0%		$778,715,412

Country Breakdown (% of Net Assets)
United States	52.6%
Japan	5.1%
United Kingdom	4.2%
Australia	4.3%
Canada	3.1%
France	2.1%
Hong Kong	1.4%
Singapore	1.3%
Spain	1.3%
China	1.2%
Germany	1.0%
Switzerland	1.0%
Italy	0.9%
Others	5.6%
Short-Term Investments	11.7%
Other assets less liabilities	3.2%

Total	100.0%

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	165	September 2026	$13,955,700	$(902,172)
Brent Crude Oil Futures	139	October 2026	11,429,970	1,169,044
Cocoa Futures	58	December 2026	3,210,880	736,410
Coffee ‘C’ Futures	58	December 2026	6,843,637	938,797
Copper Futures	96	September 2026	15,517,200	228,482
Corn Futures	506	December 2026	11,739,200	(445,511)
Cotton No. 2 Futures	107	December 2026	4,375,765	198,114
Euro STOXX 50 Index Futures	19	September 2026	1,396,314	14,210
FTSE 100 Index Futures	2	September 2026	292,866	9,254
Gasoline RBOB Futures	65	August 2026	8,501,766	556,271
Gold 100 OZ Futures	65	December 2026	26,695,500	(612,832)
KC HRW Wheat Futures	144	December 2026	5,211,000	343,988
Lean Hogs Futures	119	October 2026	4,038,860	(50,579)
Live Cattle Futures	93	October 2026	8,453,700	(426,506)
LME Lead Futures	24	September 2026	1,115,766	(73,777)
LME Nickel Futures	42	September 2026	4,327,193	(226,378)
LME Primary Aluminum Futures	115	September 2026	9,166,679	(1,002,665)
LME Zinc Futures	48	September 2026	4,398,204	176,707
Low SU Gasoil Futures	109	September 2026	13,412,450	2,558,360
MSCI Emerging Markets Index Futures	150	September 2026	12,317,250	(1,090,333)
Natural Gas Futures	480	August 2026	13,185,600	(2,236,624)
NY Harbor ULSD Futures	59	August 2026	10,148,649	1,397,167
S&P 500 E-Mini Futures	24	September 2026	9,023,100	25,605
S&P/TSX 60 Index Futures	1	September 2026	297,393	6,118
Silver Futures	20	September 2026	5,778,600	(956,092)
Soybean Futures	213	November 2026	12,646,875	300,373
Soybean Meal Futures	216	December 2026	6,937,920	(5,669)
Soybean Oil Futures	193	December 2026	7,747,020	552,922
SPI 200 Futures	1	September 2026	157,318	555
Sugar 11 (World) Futures	403	September 2026	6,616,938	43,114
TOPIX Index Futures	2	September 2026	501,116	14,889
Wheat (CBT) Futures	215	December 2026	7,068,125	239,486
WTI Crude Futures	229	August 2026	19,389,430	1,383,790
WTI Crude Futures	23	November 2026	1,758,120	157,412
Sold Contracts
Bloomberg Commodity Index Futures	876	September 2026	11,567,895	(196,425)

				$2,825,505

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	977	MXN	17,284	08/06/2026	$21,158
Bank of America NA	JPY	170,838	USD	1,052	08/27/2026	(23,223)
Bank of America NA	NOK	22,221	USD	2,329	09/10/2026	(14,388)
Bank of America NA	CHF	4,552	USD	5,684	09/11/2026	30,034
Bank of America NA	EUR	483	USD	554	09/11/2026	(4,079)
Bank of America NA	USD	7,028	EUR	6,124	09/11/2026	44,496
Bank of America NA	CAD	7,043	USD	5,029	10/08/2026	(9,915)
Bank of America NA	USD	1,743	PHP	107,636	10/20/2026	10,326
Bank of New York (The)	JPY	136,839	USD	845	08/27/2026	(16,754)
Bank of New York (The)	AUD	939	USD	656	10/09/2026	(3,929)
Barclays Capital, Inc.	JPY	182,505	USD	1,125	08/27/2026	(24,495)
Barclays Capital, Inc.	USD	1,255	JPY	202,527	08/27/2026	20,083
Barclays Capital, Inc.	SEK	8,482	USD	881	09/10/2026	(11,131)
Barclays Capital, Inc.	USD	582	SEK	5,638	09/10/2026	11,199
Barclays Capital, Inc.	EUR	612	USD	700	09/11/2026	(6,698)
Barclays Capital, Inc.	USD	1,068	EUR	936	09/11/2026	12,586
Barclays Capital, Inc.	CLP	3,395,873	USD	3,659	09/16/2026	5,406
Barclays Capital, Inc.	AUD	1,633	USD	1,139	10/09/2026	(9,043)
Barclays Capital, Inc.	NZD	4,495	USD	2,601	10/09/2026	(51,600)
Barclays Capital, Inc.	USD	3,785	AUD	5,407	10/09/2026	15,155
Barclays Capital, Inc.	USD	1,551	IDR	28,216,060	10/14/2026	4,016
Barclays Capital, Inc.	USD	1,770	IDR	31,947,548	10/14/2026	(10,145)
Barclays Capital, Inc.	USD	3,249	CZK	68,802	10/16/2026	28,736
Barclays Capital, Inc.	USD	2,232	TWD	71,767	10/16/2026	(7,191)
Citibank NA	BRL	39,450	USD	7,770	08/04/2026	(12,492)
Citibank NA	USD	7,528	BRL	39,450	08/04/2026	254,175
Citibank NA	CHF	6,658	USD	8,359	09/11/2026	89,615
Citibank NA	USD	19,301	CHF	15,170	09/11/2026	(459,064)
Citibank NA	USD	3,061	PEN	10,470	09/16/2026	14,227
Citibank NA	USD	518	AUD	741	10/09/2026	3,244
Deutsche Bank AG	USD	3,483	JPY	558,459	08/27/2026	33,229
Deutsche Bank AG	SEK	23,034	USD	2,408	09/10/2026	(15,210)
Deutsche Bank AG	USD	6,133	CHF	4,942	09/11/2026	4,744
Deutsche Bank AG	USD	3,768	EUR	3,308	09/11/2026	52,333
Deutsche Bank AG	CLP	8,890,899	USD	9,539	09/16/2026	(27,060)
Deutsche Bank AG	CAD	9,543	USD	6,834	10/08/2026	7,490
Deutsche Bank AG	USD	1,850	AUD	2,672	10/09/2026	27,751
Deutsche Bank AG	USD	2,786	KRW	4,155,427	10/13/2026	96,381
Deutsche Bank AG	USD	13,347	GBP	9,975	10/15/2026	97,260
Goldman Sachs Bank USA	JPY	272,619	USD	1,691	08/27/2026	(25,623)
Goldman Sachs Bank USA	USD	3,059	JPY	492,571	08/27/2026	42,552
Goldman Sachs Bank USA	EUR	3,039	USD	3,539	09/11/2026	29,737
Goldman Sachs Bank USA	USD	1,676	EUR	1,465	09/11/2026	15,996
Goldman Sachs Bank USA	USD	607	COP	1,999,608	09/16/2026	20,493
Goldman Sachs Bank USA	USD	4,909	ZAR	80,598	09/17/2026	(47,402)
Goldman Sachs Bank USA	USD	19,510	NZD	34,215	10/09/2026	683,253
HSBC Bank USA	MXN	32,805	USD	1,882	08/06/2026	(11,641)
HSBC Bank USA	USD	1,294	INR	122,540	08/06/2026	(9,901)
HSBC Bank USA	USD	2,166	MXN	38,037	08/06/2026	30,011
HSBC Bank USA	USD	2,348	JPY	375,751	08/27/2026	17,683
HSBC Bank USA	NOK	68,735	USD	7,098	09/10/2026	(150,838)
HSBC Bank USA	SEK	18,883	USD	1,962	09/10/2026	(25,295)
HSBC Bank USA	USD	4,675	EUR	4,074	09/11/2026	29,952
HSBC Bank USA	CAD	3,486	USD	2,480	10/08/2026	(13,925)
HSBC Bank USA	AUD	1,020	USD	705	10/09/2026	(11,722)
HSBC Bank USA	HUF	1,882,522	USD	5,908	10/16/2026	(24,560)
HSBC Bank USA	PLN	39,344	USD	10,366	10/16/2026	(165,443)
JPMorgan Chase Bank	JPY	111,518	USD	699	08/27/2026	(3,563)
JPMorgan Chase Bank	USD	844	JPY	136,839	08/27/2026	17,124
JPMorgan Chase Bank	SEK	8,422	USD	873	09/10/2026	(13,439)
JPMorgan Chase Bank	USD	8,421	NOK	83,486	09/10/2026	383,473
JPMorgan Chase Bank	CHF	6,575	USD	8,158	09/11/2026	(8,879)
JPMorgan Chase Bank	EUR	1,013	USD	1,161	09/11/2026	(9,169)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	USD	1,372	CHF	1,117	09/11/2026	$15,195
JPMorgan Chase Bank	USD	1,701	CHF	1,367	09/11/2026	(3,064)
JPMorgan Chase Bank	USD	2,634	EUR	2,309	09/11/2026	32,994
JPMorgan Chase Bank	NZD	1,209	USD	707	10/09/2026	(6,554)
JPMorgan Chase Bank	USD	507	NZD	875	10/09/2026	9,497
Morgan Stanley Bank NA	BRL	39,450	USD	7,699	08/04/2026	(83,307)
Morgan Stanley Bank NA	USD	7,770	BRL	39,450	08/04/2026	12,492
Morgan Stanley Bank NA	MXN	175,496	USD	10,018	08/06/2026	(113,039)
Morgan Stanley Bank NA	USD	2,297	INR	218,508	08/06/2026	(7,343)
Morgan Stanley Bank NA	USD	2,200	CNH	14,902	08/07/2026	7,290
Morgan Stanley Bank NA	JPY	1,720,156	USD	10,784	08/27/2026	(46,599)
Morgan Stanley Bank NA	USD	4,879	JPY	790,570	08/27/2026	98,816
Morgan Stanley Bank NA	USD	7,646	BRL	39,450	09/02/2026	78,296
Morgan Stanley Bank NA	NOK	151,759	USD	15,554	09/10/2026	(450,066)
Morgan Stanley Bank NA	SEK	104,805	USD	10,825	09/10/2026	(203,021)
Morgan Stanley Bank NA	USD	6,222	NOK	61,685	09/10/2026	283,464
Morgan Stanley Bank NA	USD	1,121	SEK	10,848	09/10/2026	20,735
Morgan Stanley Bank NA	CHF	2,582	USD	3,219	09/11/2026	12,156
Morgan Stanley Bank NA	EUR	17,913	USD	20,857	09/11/2026	169,573
Morgan Stanley Bank NA	USD	9,777	CHF	7,844	09/11/2026	(34,080)
Morgan Stanley Bank NA	USD	3,219	EUR	2,816	09/11/2026	33,386
Morgan Stanley Bank NA	USD	9,200	COP	31,250,604	09/16/2026	606,981
Morgan Stanley Bank NA	CAD	2,284	USD	1,632	10/08/2026	(1,907)
Morgan Stanley Bank NA	USD	10,859	CAD	15,348	10/08/2026	120,403
Morgan Stanley Bank NA	AUD	29,713	USD	20,596	10/09/2026	(287,620)
Morgan Stanley Bank NA	USD	1,285	AUD	1,848	10/09/2026	13,403
Morgan Stanley Bank NA	USD	7,731	TWD	248,780	10/16/2026	(18,916)
NatWest Markets PLC	AUD	1,589	USD	1,110	10/09/2026	(7,088)
State Street Bank & Trust Co.	USD	417	MXN	7,195	08/06/2026	(1,603)
State Street Bank & Trust Co.	THB	336,083	USD	10,253	08/07/2026	186,598
State Street Bank & Trust Co.	THB	130,784	USD	3,912	08/07/2026	(5,925)
State Street Bank & Trust Co.	JPY	213,996	USD	1,343	08/27/2026	(4,173)
State Street Bank & Trust Co.	USD	406	JPY	64,838	08/27/2026	1,800
State Street Bank & Trust Co.	SEK	4,850	USD	500	09/10/2026	(10,021)
State Street Bank & Trust Co.	USD	443	DKK	2,898	09/10/2026	4,931
State Street Bank & Trust Co.	USD	924	NOK	8,976	09/10/2026	22,609
State Street Bank & Trust Co.	USD	501	SEK	4,850	09/10/2026	8,831
State Street Bank & Trust Co.	CHF	608	USD	773	09/11/2026	18,069
State Street Bank & Trust Co.	CHF	418	USD	519	09/11/2026	(244)
State Street Bank & Trust Co.	EUR	798	USD	914	09/11/2026	(7,383)
State Street Bank & Trust Co.	USD	734	CHF	577	09/11/2026	(16,933)
State Street Bank & Trust Co.	CAD	1,353	USD	956	10/08/2026	(12,281)
State Street Bank & Trust Co.	AUD	296	USD	207	10/09/2026	(1,334)
State Street Bank & Trust Co.	NZD	484	USD	276	10/09/2026	(9,430)
State Street Bank & Trust Co.	USD	696	AUD	1,003	10/09/2026	9,323
State Street Bank & Trust Co.	USD	689	NZD	1,207	10/09/2026	23,516
State Street Bank & Trust Co.	USD	209	GBP	156	10/15/2026	1,054
UBS	SEK	20,992	USD	2,164	09/10/2026	(45,295)
UBS	USD	3,874	EUR	3,380	09/11/2026	29,031
UBS	AUD	2,911	USD	2,029	10/09/2026	(16,971)
UBS	USD	11,750	KRW	17,641,489	10/13/2026	487,144

						$1,839,491

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	110,190	03/25/2028	CPI#	2.710%	Maturity	$(564,226)	$—	$(564,226)
USD	110,190	03/25/2031	2.495%	CPI#	Maturity	1,096,439	—	1,096,439
USD	42,000	11/14/2034	2.584%	CPI#	Maturity	127,111	—	127,111

						$659,324	$—	$659,324

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI#	Maturity	$911,951	$—	$911,951

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
MLABGLIN(1)	SOFR plus 0.48%	Quarterly	USD	34,990	04/15/2027	$(200,142)
Citibank NA
Bloomberg Commodity Index	0.09%	Maturity	USD	17,539	09/15/2026	178,074
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.53%	Quarterly	USD	74,208	11/16/2026	(871,104)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.72%	Quarterly	USD	64,574	02/18/2027	(2,478,731)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.50%	Quarterly	USD	1,170	03/15/2027	(20,016)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.52%	Quarterly	USD	24,261	07/15/2027	(419,888)

						$(3,811,807)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	09/28/2021 - 01/11/2022	$3,987,580	$-0-	0.00%
LUKOIL PJSC	01/07/2021 - 01/11/2022	1,631,127	-0-	0.00%

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $1,681,653 or 0.2% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $172,333,991 and gross unrealized depreciation of investments was $(31,197,586), resulting in net unrealized appreciation of $141,136,405.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Rights

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange KC

HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap with MLABGLIN as of July 31, 2026.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Enbridge, Inc.	46,093	USD	2,506,300	7.2%
National Grid PLC	1,190		1,905,499	5.5%
Vinci SA	11,928		1,681,858	4.8%
TC Energy Corp.	20,888		1,405,592	4.0%
Williams Cos., Inc. (The)	19,323		1,382,391	4.0%
American Tower Corp.	7,535		1,306,188	3.7%
E.ON SE	49,978		1,077,005	3.1%
Sempra	11,335		1,003,704	2.9%
Kinder Morgan, Inc.	30,940		995,659	2.8%
Energy Transfer LP	46,331		943,297	2.7%
Cheniere Energy, Inc.	3,374		889,398	2.5%

Security Description	Shares	Current Notional		Percent of Basket’s Value
ONEOK, Inc.	9,296	USD	844,175	2.4%
Enterprise Products Partners LP	22,141		842,459	2.4%
Targa Resources Corp.	3,004		812,059	2.3%
Exelon Corp.	16,874		773,147	2.2%
Ferrovial NV	11,183		730,081	2.1%
Consolidated Edison, Inc.	5,860		637,859	1.8%
Transurban Group	61,269		637,307	1.8%
PG&E Corp.	36,488		634,153	1.8%
Fortis, Inc./Canada	10,865		618,073	1.8%
Crown Castle, Inc.	7,664		584,778	1.7%
Pembina Pipeline Corp.	11,160		545,242	1.6%
Atmos Energy Corp.	2,853		493,017	1.4%
Aena SME SA	15,995		491,000	1.4%
Edison International	6,217		456,108	1.3%
CenterPoint Energy, Inc.	10,549		443,461	1.3%
Cellnex Telecom SA	13,723		424,252	1.2%
American Water Works Co., Inc.	3,125		419,257	1.2%
Eversource Energy	5,741		410,962	1.2%
SBA Communications Corp.	2,062		373,180	1.1%
Terna — Rete Elettrica Naziona	31,546		361,935	1.0%
NiSource, Inc.	8,101		359,948	1.0%
Snam SpA	51,280		347,391	1.0%
MPLX LP	5,659		330,783	0.9%
Tokyo Gas Co., Ltd.	7,940		310,139	0.9%
Hydro One Ltd.	6,919		288,024	0.8%
United Utilities Group PLC	146		271,973	0.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	46,273		252,185	0.7%
Severn Trent PLC	61		246,765	0.7%
Naturgy Energy Group SA	6,998		233,183	0.7%
DT Midstream, Inc.	1,564		215,887	0.6%
Hong Kong & China Gas Co., Ltd.	238,857		214,135	0.6%
APA Group	27,477		196,654	0.6%
Keyera Corp.	4,338		184,096	0.5%
Essential Utilities, Inc.	4,520		180,113	0.5%
Auckland International Airport Ltd.	33,989		173,968	0.5%
Elia Group SA/NV	1,209		173,418	0.5%
Italgas SpA	15,821		162,847	0.5%
Plains All American Pipeline LP	6,455		158,611	0.5%
Grupo Aeroportuario del Pacifico SAB de CV	721		156,762	0.4%
Other Long	830,246		3,869,668	10.6%

AB All Market Real Return Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$225,027,583	$108,529,959	$-0-		$333,557,542
Energy	36,171,294	29,870,456	0	(a)	66,041,750
Materials	25,797,347	29,741,547	0	(a)	55,538,894
Information Technology	48,192,399	6,222,423	-0-		54,414,822
Industrials	19,809,641	14,205,826	-0-		34,015,467
Financials	14,218,972	16,689,612	-0-		30,908,584
Utilities	13,076,164	9,761,506	-0-		22,837,670
Health Care	17,465,285	-0-	-0-		17,465,285
Consumer Discretionary	14,394,724	2,950,641	-0-		17,345,365
Communication Services	11,822,627	-0-	-0-		11,822,627
Consumer Staples	3,049,966	2,888,443	-0-		5,938,409
Investment Companies	12,406,865	-0-	-0-		12,406,865
Rights	-0-	-0-	3,335		3,335
Warrants	-0-	-0-	0	(a)	-0-
Short-Term Investments	84,927,785	-0-	-0-		84,927,785
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,300,728	-0-	-0-		6,300,728

Total Investments in Securities	532,661,380	220,860,413	3,335	(a)	753,525,128
Other Financial Instruments(b):
Assets:
Futures	11,051,068	-0-	-0-		11,051,068
Forward Currency Exchange Contracts	-0-	4,461,505	-0-		4,461,505
Centrally Cleared Inflation (CPI) Swaps	-0-	1,223,550	-0-		1,223,550
Inflation (CPI) Swaps	-0-	911,951	-0-		911,951
Total Return Swaps	-0-	178,074	-0-		178,074
Liabilities:
Futures	(8,225,563)	-0-	-0-		(8,225,563)
Forward Currency Exchange Contracts	-0-	(2,622,014)	-0-		(2,622,014)
Centrally Cleared Inflation (CPI) Swaps	-0-	(564,226)	-0-		(564,226)

Investments in Securities:	Level 1	Level 2	Level 3		Total
Total Return Swaps	$-0-	$(3,989,881)	$-0-		$(3,989,881)

Total	$535,486,885	$220,459,372	$3,335	(a)	$755,949,592

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$122,762	$369,957	$407,791	$84,928	$3,127
AB Government Money Market Portfolio*	4,627	61,567	59,893	6,301	118
	$127,389	$431,524	$467,684	$91,229	$3,245

*	Investments of cash collateral for securities lending transactions.